Expense Example	Sep. 29, 2025 USD ($)
NEOS S&P 500(R) High Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
NEOS Enhanced Income Aggregate Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
NEOS Enhanced Income 1-3 Month T-Bill ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
NEOS Nasdaq-100(R) High Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
NEOS Bitcoin High Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
NEOS Enhanced Income 20+ Year Treasury Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
NEOS Enhanced Income Credit Select ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	869
NEOS Nasdaq-100(R) Hedged Equity Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
NEOS Real Estate High Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
NEOS Russell 2000 High Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	957
NEOS S&P 500(R) Hedged Equity Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	$ 218